Income taxes (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes	₨ 76,784	$ 900	₨ 71,870	₨ 60,367
Enacted tax rate in India	25.17%	25.17%	25.17%	34.94%
Computed expected tax expense	₨ 19,327		₨ 18,090	₨ 21,092
Effect of:
Differences between Indian and foreign tax rates	(241)		(749)	(3,807)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)	2		(817)	(757)
Expenses not deductible for tax purposes	860		612	201
Income exempt from income taxes	(483)		(39)	(769)
Foreign exchange differences	(124)		(89)	(204)
Reversal of deferred tax asset on Indexation of land	473		0	0
Income from sale of capital assets	(242)		(48)	(602)
Others	(33)		(774)	146
Tax expense/(benefit), net	₨ 19,539	$ 229	₨ 16,186	₨ 15,300
Effective tax rate	25.00%	25.00%	23.00%	25.00%